CONVERTIBLE DEBT FACILITY (Tables)	1 Months Ended	12 Months Ended
	Aug. 04, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about the summary of the changes in the convertible facility [Table Text Block]
	Convertible facility - liability component	Convertible facility - derivative component	Total convertible debt facility
Balance, December 31, 2021	$-	$-	$-
Fair value at initial recognition on August 4, 2022	8,381,000	1,619,000	10,000,000
Transaction costs amortization	(472,221)	-	(472,221)
Interest expense accrual	360,205	-	360,205
Accretion	194,230	-	194,230
Change in fair value of derivatives	-	(34,000)	(34,000)
Balance, December 31, 2022	$8,463,214	$1,585,000	$10,048,214

Disclosure of detailed information about the assumptions used in this valuation model and the resulting fair value of the embedded derivatives [Table Text Block]

Maturity date: August 4, 2025

Risk-free rate: 2.26% - 3.05% (three years)

Exchange rate (USD$ to CAD$): 1.2854

Share price: $0.66 (Integra's August 4, 2022 closing share price)

Expected volatility: 56.3%

Dividend yield: %Nil

Annual interest rate: 8.75%

Conversion price: $0.94912 (CAD$1.22) per share

Conversion price cap: $1.45215

Credit spread: 12.62%

Maturity date: August 4, 2025

Risk-free rate: 4.24% - 4.29% (three years)

Exchange rate (USD$ to CAD$): 1.3544

Share price: $0.63 (Integra's December 30, 2022 closing share price)

Expected volatility: 53.4%

Dividend yield: %Nil

Annual interest rate: 8.75%

Conversion price: $0.90077 (CAD$1.22) per share

Conversion price cap: $1.37817

Credit spread: 13.94%